Cash and cash equivalents - Schedule of Cash and Cash Equivalents Held in U.S. dollar and Euros (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 12,086	$ 2,948	$ 20,202	$ 8,288
U.S. dollar denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	4,411	1,343	19,122
Euro denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	7,545	1,503	949
GBP denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	30	30	23
SGP denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	53	16	53
NIS denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	21	11	36
RMB denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	7	21	2
Other currencies denominated accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 19	$ 24	$ 17